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                           STI CLASSIC VARIABLE TRUST
                        SUPPLEMENT DATED JUNE 3, 1998 TO
           THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

At a meeting held on February 18, 1998, the Trustees of the STI Classic Variable Trust elected two new Trustees to the Board. The following two paragraphs should be added to page B-14 in the Statement of Additional Information:

    Jonathan T. Walton (3/28/30)--Trustee--Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956-March 1995. Trustee, W.K. Kellogg Trust.

    William H. Cammack (11/24/29)--Trustee*--Chairman & Director, SunTrust Equitable Securities Corporation, January 1998-present. Chairman & CEO, Equitable Asset Management, Inc., December 1993-present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972-January 1998.

* Mr. Cammack may be deemed an "interested person" of the STI Classic Variable Trust as defined in the Investment Company Act of 1940.

In addition, the biographical information on page B-14 for Professor Sliger should be replaced with the following information:

    DR. BERNARD F. SLIGER (9/30/24)--Trustee--Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-1991; previous 4 years, EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State, and Southern University; spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

Additionally, at a meeting held on May 20, 1998, the Trustees of the STI Classic Variable Trust elected new officers. The following paragraphs should be added to page B-14 in the Statement of Additional Information:

    MARK NAGLE (10/20/59)--President and Chief Executive Officer--Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting--BISYS Fund Services 1995-1996. Senior Vice President--Fidelity Investments 1981-1995.

    KATHY HEILIG (12/21/58)--Vice President and Assistant Secretary--Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991. Director of Taxes of SEI Investments Company, 1987-1991. Tax Manager--Arthur Anderson LLP prior to 1987.

    LYDIA A. GAVALIS (6/5/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    JOSEPH M. O'DONNELL (11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    LYNDA J. STRIEGEL (10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

Lastly, SunTrust Bank, Atlanta serves as custodian for each Fund except for the International Equity Fund. The Bank of New York serves as custodian for the International Equity Fund.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.